Schedule of Goodwill (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Intangible Asset, Goodwill and Other [Abstract]
Goodwill, Beginning Balance
Goodwill recognized in Business Combinations	303,803
Goodwill transferred in Bond Street Acquisition	1,403
Goodwill, Ending Balance	$ 305,206